WARRANTS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding warrants, beginning	10,013,504	7,666,162	7,666,162
Number of outstanding warrants, Issued\Granted	0	0
Number of outstanding warrants, Exercised	0	0
Number of outstanding warrants, Forfeited		0
Number of outstanding warrants, ending	10,013,504	7,666,162	10,013,504	7,666,162
Weighted Average Exercise Price, beginning	$ 1.00	$ 0.91	$ 0.91
Weighted Average Exercise Price, Issued/Granted	$ 0	$ 0
Weighted Average Exercise Price, Exercisable	$ 0	$ 0
Weighted Average Exercise Price, Forfeited		$ 0
Weighted Average Exercise Price, ending	$ 1.00	$ 0.91
Weighted Average Life (years)	3 years 9 months 14 days	9 years 6 months 25 days	4 years 14 days	9 years 9 months 25 days